ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Accounts payable	$ 3,250	$ 4,234
Accrued and other liabilities	3,405	5,194
Lease liabilities	199	266
Financial liabilities	371	278
Insurance liabilities	398	433
Work in progress	382	481
Provisions and decommissioning liabilities	835	689
Liabilities associated with assets held for sale (6)	1,710	23
Total current (7)	10,550	11,598
Non-current
Accounts payable	87	94
Accrued and other liabilities	1,973	1,692
Lease liabilities	729	1,104
Financial liabilities	1,321	1,894
Insurance liabilities	1,427	1,501
Work in progress	36	20
Provisions and decommissioning liabilities	568	475
Total non-current (7)	6,141	6,780
Bank overdrafts	19	558
Net defined benefit liability	204	250
Current net defined benefit liability	6	7
Non-current net defined benefit liability	198	243
Financial liability recognized for proceeds received from sale and leaseback transaction	1,255	1,345
Current financial liability recognized related to sale and leaseback of hospitals	42	64
Noncurrent financial liability recognized related to sale and leaseback of hospitals	1,213	$ 1,281
Deconsolidated of accounts payables and other liabilities net	2,436
Deconsolidated of accounts payables and other liabilities current	2,353
Deconsolidated of accounts payables and other liabilities non current	$ 83
Bottom of range
Non-current
Liability risk rate	3.50%	3.50%
Liability inflation rate	2.00%	2.00%
Top of range
Non-current
Liability risk rate	8.50%	9.00%
Liability inflation rate	2.30%	2.30%